NYSE Euronext

Received SEC
NOV 24 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

10013887

CERTNYS
001-34983

November 24, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PROMOTORA DE INFORMACIONES, S.A., American Depositary Shares, each representing four (4) Class A ordinary shares, par value € 0.10 per share, of Promotora de Informaciones, S.A., evidenced by American Depositary Receipts, American Depositary Shares, each representing four (4) Class B convertible non-voting shares, par value € 0.10 per share, of Promotora de Informaciones, S.A., evidenced by American Depositary Receipts, Class A ordinary shares, par value € 0.10 per share, of Promotora de Informaciones, S.A. and Class B convertible non-voting shares, par value € 0.10 per share, of Promotora de Informaciones, S.A. (application for the Class A ordinary shares, par value € 0.10 per share, of Promotora de Informaciones, S.A. and Class B convertible non-voting shares, par value € 0.10 per share, of Promotora de Informaciones, S.A. are made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 23, 2010. Tentative listing date – November 29, 2010.

Sincerely,